Summary of basic and diluted earnings per share (Details) (Parenthetical)	Dec. 17, 2021
Profit or loss [abstract]
Stock split	a share split such that one issued share was exchanged for ten new shares. The outstanding shares presented above reflect the 10 for 1 share split